Nature of Operations and Summary of Significant Accounting Policies - Summary of Calculation of Basic and Diluted income (loss) Per Common Share (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 15, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income	$ 5,348,000	$ 615,000	$ 2,935,000
Reversal of Gain on change in value of warrant liability	(5,597,000)
Net loss Available to Common Stockholders, Diluted	$ (249,000)
Weighted-average shares outstanding	17,541,838
Restricted stock grants and warrants	3,468,872
UPOs	415,405
Diluted weighted-average shares outstanding	21,426,115
Basic	$ 0.30
Diluted	$ (0.01)